Cover	Jan. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2023
Entity File Number	1-6402-1
Entity Registrant Name	Service Corporation International
Entity Central Index Key	0000089089
Entity Tax Identification Number	74-1488375
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1929 Allen Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77019
City Area Code	713
Local Phone Number	522-5141
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	SCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false